Customer Deposits - Average Balances and Weighted Average Rates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Deposits [Abstract]
Average balance, Notice	$ 9,059	$ 2,190	$ 4,724	$ 2,842
Average balance, Term	54,789	2,962	28,012	2,402
Average balance, Savings	3,973	4,991	4,298	5,511
Average balance, Total deposits	$ 67,821	$ 10,143	$ 37,034	$ 10,755
Average Rate Paid, Notice	2.58%	2.92%	2.76%	2.62%
Average Rate Paid, Term	3.86%	2.13%	3.86%	1.66%
Average Rate Paid, Savings	2.07%	2.18%	2.16%	1.97%
Average Rate Paid, Total deposits	2.84%	2.41%	2.93%	2.08%